Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Commodities	$ 111	$ 111
Debt securities	2,741	26
Time deposits with original maturity more than 90 days	12,965	1,609
Derivative financial instruments	105	159
Total marketable securities, commodities, time deposits and derivative financial instruments	$ 15,922	$ 1,905